Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share capital [member]	Contributed surplus [member]	Revaluation surplus [member]	Accumulated other comprehensive (loss) income [member]	Retained earnings [member]	Common share [member]
Beginning balance at Dec. 31, 2016	$ 67,387	$ 24,954	$ 1,392	$ 6,132	$ (541)	$ 35,450
Beginning balance, shares at Dec. 31, 2016	38,882,945						38,882,945
Statement [LineItems]
Shares issued pursuant to public offering, net of issuance costs	$ 9,769	9,769
Shares issued pursuant to public offering, net of issuance costs, Shares							2,500,000
Shares issued on exercise of stock options, Value	59	59
Shares issued on exercise of stock options, Shares							91,667
Issuance of warrants for common shares	148		148
Share-based compensation, Value	1,519	1,333	186
Share-based compensation, Shares							768,000
Reclassification of previously recorded revaluation gain of land, net of tax	(1,811)			(1,811)
Net income	3,822					3,822
Ending balance at Dec. 31, 2017	$ 81,043	36,115	1,726	4,321	(391)	39,272
Ending balance, Shares at Dec. 31, 2017	42,242,612						42,242,612
Statement [LineItems]
Cumulative translation adjustment	$ 150				150
Shares issued pursuant to public offering, net of issuance costs	15,737	15,737
Shares issued pursuant to public offering, net of issuance costs, Shares							3,097,200
Shares issued pursuant to private placement of common shares, net of issuance costs	7,755	7,755
Shares issued pursuant to private placement of common shares, net of issuance costs, shares							1,886,793
Shares issued on exercise of stock options, Value	283	434	(151)
Shares issued on exercise of stock options, Shares							365,733
Share-based compensation, Value	1,454	831	623
Share-based compensation, Shares							50,334
Net income	(5,145)					(5,145)
Ending balance at Dec. 31, 2018	$ 100,696	$ 60,872	$ 2,198	$ 4,321	(562)	$ 33,867
Ending balance, Shares at Dec. 31, 2018	47,642,671						47,642,672
Statement [LineItems]
Cumulative translation adjustment	$ (171)				$ (171)